Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000057444
Shareholder Report [Line Items]
Fund Name	Auer Growth Fund
Trading Symbol	AUERX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(888) 711-2837
Additional Information Website	https://sbauerfunds.com/sbauer-documents/
Expenses Paid, Amount	$ 224
Expense Ratio, Percent	2.03%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 711-2837 or visit https://sbauerfunds.com/auerx-performance/ for updated performance information.
AssetsNet	$ 58,722,632
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 774,452
InvestmentCompanyPortfolioTurnover	109.00%